Summary of Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) (Fair Value, Inputs, Level 2, Fair Value, Measurements, Recurring, USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on recurring basis	$ 1,568	$ 1,831
Liabilities measured at fair value on a recurring basis	2,219	3,994
Interest rate swaps and caps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on recurring basis	1,568	1,831
Liabilities measured at fair value on a recurring basis	$ 2,219	$ 3,994